RELATED PARTY TRANSACTIONS - Shareholder Loan to Singapore Matine (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related party receivables	$ 5,180	$ 3,990
Singapore Marine [Member] | Shareholder Loan [Member]
Related Party Transaction [Line Items]
Related party receivables	$ 10,700
Singapore Marine [Member] | London Interbank Offered Rate (LIBOR) [Member] | Shareholder Loan [Member]
Related Party Transaction [Line Items]
Related party transaction, rate	2.00%